GOODWILL AND OTHER INTANGIBLE ASSETS - Schedule of Definite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Definite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	$ 2,130	$ 857
Less - accumulated amortization	(907)	(706)
Total Intangible assets, gross	1,223	151
Functional currency translation adjustments	153	(16)
Total intangible assets, net	1,376	135
Core technology [Member]
Schedule of Definite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	312	312
Customer relationships [Member]
Schedule of Definite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	$ 1,818	$ 545